Offerings - Offering: 1	Mar. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	1,135,000
Proposed Maximum Offering Price per Unit	9.15
Maximum Aggregate Offering Price	$ 10,385,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,434.20
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of additional securities which may be offered and issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions. Represents shares of common stock issuable upon stock options or other awards to be granted pursuant to the Company's Amended and Restated 2020 Equity Incentive Plan, as amended. The fee is based on the number of shares of common stock which may be issued under the plan this registration statement relates to and is estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee based upon the average of the high and low sales price of DarioHealth Corp.'s common stock as reported on the Nasdaq Capital Market on March 13, 2026.